INTANGIBLE ASSETS AND GOODWILL (Narrative) (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 29, 2020 USD ($)	Jan. 03, 2021 USD ($) Rate	Dec. 29, 2019 USD ($)	Dec. 30, 2018 USD ($)
Disclosure of detailed information about intangible assets [line items]
Intangible assets		$ 289,901	$ 383,864	$ 383,864
Percentage by which unit's recoverable amount exceed its carrying amount			20.00%
Impairments	$ 94,000	$ 93,989	$ 0
Key assumption used in estimation of unit's recoverable amount, EBITDA multiple	7	9
Adjusted EBITDA multiple factor assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount | Rate		100.00%
Estimated recoverable amount to be equal to carrying amount based off adjusted EBITDA		$ 30,000
Computer software
Disclosure of detailed information about intangible assets [line items]
Intangible assets		19,273		$ 26,220
Computer software | Internally-generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets		16,100	21,800
Computer software, assets not yet utilized in operations
Disclosure of detailed information about intangible assets [line items]
Intangible assets		$ 1,900	$ 9,900